UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Equity Long/Short Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 155.6%

	COMMON STOCKS – 155.6%

	Aerospace & Defense – 7.4%

3,925	General Dynamics Corporation	$570,538

4,700	Huntington Ingalls Industries Inc.	512,159

4,492	L-3 Communications Holdings, Inc.	559,703

2,100	Lockheed Martin Corporation	402,276

2,950	Northrop Grumman Corporation	415,743

3,900	Raytheon Company	416,130

12,200	Textron Inc.	528,504
	Total Aerospace & Defense	3,405,053

	Airlines – 2.0%

6,450	Delta Air Lines, Inc.	301,022

14,500	Southwest Airlines Co.	606,390
	Total Airlines	907,412

	Auto Components – 1.2%

5,698	Lear Corporation	546,495

	Automobiles – 0.6%

17,300	Ford Motor Company	272,129

	Banks – 1.7%

14,500	Wells Fargo & Company	789,960

	Beverages – 1.2%

7,600	Dr. Pepper Snapple Group	562,400

	Biotechnology – 4.4%

4,100	Amgen Inc.	677,771

2,015	Biogen Idec Inc., (2)	619,995

7,250	Gilead Sciences, Inc., (2)	727,320
	Total Biotechnology	2,025,086

	Capital Markets – 3.9%

4,337	Ameriprise Financial, Inc.	571,486

3,442	Goldman Sachs Group, Inc.	648,507

10,986	Lazard Limited	565,999
	Total Capital Markets	1,785,992

	Chemicals – 5.5%

8,900	Albemarle Corporation	525,456

9,350	Cabot Corporation	402,798

6,000	Eastman Chemical Company	497,520

Nuveen Investments	1

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Chemicals (continued)

6,520	LyondellBasell Industries NV	$514,167

2,375	Sherwin-Williams Company	581,543
	Total Chemicals	2,521,484

	Commercial Services & Supplies – 2.1%

7,200	Cintas Corporation	526,680

18,500	Pitney Bowes Inc.	455,470
	Total Commercial Services & Supplies	982,150

	Communications Equipment – 3.6%

45,500	Brocade Communications Systems Inc.	514,605

10,566	Echostar Holding Corporation, Class A, (2)	569,296

4,300	F5 Networks, Inc., (2)	555,517
	Total Communications Equipment	1,639,418

	Computers & Peripherals – 9.2%

13,471	Apple, Inc.	1,602,106

11,500	EMC Corporation	349,025

17,350	Hewlett-Packard Company	677,691

11,750	Lexmark International, Inc., Class A	503,605

12,800	NetApp, Inc.	544,640

5,625	Western Digital Corporation	580,894
	Total Computers & Peripherals	4,257,961

	Construction & Engineering – 0.7%

9,400	AECOM Technology Corporation, (2)	300,894

	Consumer Finance – 1.3%

8,878	Discover Financial Services	581,953

	Containers & Packaging – 4.2%

11,200	Avery Dennison Corporation	554,512

8,384	Ball Corporation	562,315

11,350	Crown Holdings Inc., (2)	561,825

6,500	Sonoco Products Company	273,130
	Total Containers & Packaging	1,951,782

	Diversified Consumer Services – 3.6%

17,800	Apollo Group, Inc., (2)	555,716

11,023	Devry Education Group Inc.	538,584

625	Graham Holdings Company	554,681
	Total Diversified Consumer Services	1,648,981

	Diversified Financial Services – 3.4%

8,940	CBOE Holdings Inc.	535,595

5,000	Moody’s Corporation	505,050

2	Nuveen Investments

Shares	Description (1)	Value

	Diversified Financial Services (continued)

12,800	Voya Financial Inc.	$536,064
	Total Diversified Financial Services	1,576,709

	Diversified Telecommunication Services – 2.9%

16,450	AT&T Inc.	582,001

76,500	Frontier Communications Corporation	539,325

4,500	Level 3 Communications Inc., (2)	225,000
	Total Diversified Telecommunication Services	1,346,326

	Electrical Equipment – 0.8%

5,100	Regal-Beloit Corporation	368,832

	Electronic Equipment, Instruments & Components – 1.9%

27,900	Corning Incorporated	586,458

21,800	Vishay Intertechnology Inc.	302,366
	Total Electronic Equipment, Instruments & Components	888,824

	Energy Equipment & Services – 2.0%

7,675	National-Oilwell Varco Inc.	514,532

21,350	Superior Energy Services, Inc.	412,268
	Total Energy Equipment & Services	926,800

	Food & Staples Retailing – 0.9%

5,000	Wal-Mart Stores, Inc.	437,700

	Food Products – 3.5%

10,700	Archer-Daniels-Midland Company	563,676

6,100	Bunge Limited	553,697

16,000	Pilgrim’s Pride Corporation, (2)	516,800
	Total Food Products	1,634,173

	Health Care Equipment & Supplies – 6.0%

9,650	Align Technology, Inc., (2)	549,085

4,200	Becton, Dickinson and Company	589,386

3,100	C. R. Bard, Inc.	518,785

4,125	Edwards Lifesciences Corporation, (2)	534,930

7,670	Medtronic, Inc.	566,583
	Total Health Care Equipment & Supplies	2,758,769

	Health Care Providers & Services – 7.0%

6,500	Aetna Inc.	567,060

5,900	AmerisourceBergen Corporation	537,195

4,400	Anthem Inc.	562,804

5,600	Cardinal Health, Inc.	460,264

5,500	Centene Corporation, (2)	543,235

10,700	Health Net Inc., (2)	549,766
	Total Health Care Providers & Services	3,220,324

Nuveen Investments	3

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 4.0%

9,816	Brinker International Inc.	$552,935

385	Chipotle Mexican Grill, (2)	255,494

9,400	Choice Hotels International, Inc.	520,854

6,700	Marriott International, Inc., Class A	527,893
	Total Hotels, Restaurants & Leisure	1,857,176

	Household Durables – 1.2%

12,975	Leggett and Platt Inc.	546,118

	Household Products – 2.9%

3,364	Church & Dwight Company Inc.	258,052

5,100	Clorox Company	518,262

4,150	Energizer Holdings Inc.	539,583
	Total Household Products	1,315,897

	Insurance – 6.8%

8,342	Aspen Insurance Holdings Limited	368,967

3,050	Everest Reinsurance Group Ltd	534,940

6,088	Hartford Financial Services Group, Inc.	251,434

6,000	Lincoln National Corporation	339,780

10,400	MetLife, Inc.	578,344

19,200	Progressive Corporation	523,008

5,300	Travelers Companies, Inc.	553,585
	Total Insurance	3,150,058

	Internet & Catalog Retail – 1.2%

6,500	Expedia, Inc.	566,215

	Internet Software & Services – 1.2%

9,200	VeriSign, Inc., (2)	552,920

	IT Services – 6.5%

5,400	Amdocs Limited	263,223

11,795	Broadridge Financial Solutions, Inc.	534,196

8,684	Computer Sciences Corporation	550,392

7,250	MasterCard, Inc.	632,853

2,075	Visa Inc.	535,744

35,200	Xerox Corporation	491,392
	Total IT Services	3,007,800

	Life Sciences Tools & Services – 1.1%

8,800	Quintiles Transnational Corporation, (2)	508,816

	Machinery – 5.7%

15,000	Allision Transmission Holdings Inc.	493,350

3,300	Caterpillar Inc.	331,980

4	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

6,783	Dover Corporation	$522,223

3,700	Parker Hannifin Corporation	477,411

8,084	Pentair Limited	523,116

8,700	Trinity Industries Inc.	278,922
	Total Machinery	2,627,002

	Media – 6.3%

28,158	Cablevision Systems Corporation	572,171

19,500	Live Nation Inc., (2)	522,600

35,463	News Corporation, Class A, (2)	550,386

14,600	Starz, Class A, (2)	481,654

3,250	Time Warner Cable, Class A	485,160

3,500	Time Warner Inc.	297,920
	Total Media	2,909,891

	Metals & Mining – 1.1%

15,558	United States Steel Corporation	518,859

	Multiline Retail – 4.9%

10,939	Big Lots, Inc.	555,701

4,850	Dillard’s, Inc., Class A	571,718

9,200	Kohl’s Corporation	548,504

9,350	Macy’s, Inc.	606,908
	Total Multiline Retail	2,282,831

	Oil, Gas & Consumable Fuels – 4.6%

32,859	Denbury Resources Inc.	271,415

2,250	EOG Resources, Inc.	195,120

15,500	Newfield Exploration Company, (2)	422,065

55,000	SandRidge Energy Inc., (2)	154,550

7,216	Tesoro Corporation	552,890

11,311	Valero Energy Corporation	549,828
	Total Oil, Gas & Consumable Fuels	2,145,868

	Personal Products – 1.2%

56,587	Avon Products, Inc.	553,421

	Pharmaceuticals – 1.7%

25,450	Pfizer Inc.	792,768

	Professional Services – 1.1%

4,182	IHS Inc., (2)	512,128

	Semiconductors & Semiconductor Equipment – 2.1%

144,500	Advanced Micro Devices, Inc., (2)	403,155

26,400	NVIDIA Corporation	553,608
	Total Semiconductors & Semiconductor Equipment	956,763

Nuveen Investments	5

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Software – 9.4%

15,800	CA Technologies			$492,170

12,700	Electronic Arts Inc., (2)			557,911

3,725	FactSet Research Systems Inc.			510,548

5,650	Intuit, Inc.			530,366

21,800	Microsoft Corporation			1,042,258

18,050	Oracle Corporation			765,500

6,950	Red Hat, Inc., (2)			431,943
	Total Software			4,330,696

	Specialty Retail – 9.5%

14,100	Best Buy Co., Inc.			555,681

9,603	Foot Locker, Inc.			550,156

12,266	GameStop Corporation			463,777

7,467	Home Depot, Inc.			742,220

9,950	Lowe’s Companies, Inc.			635,108

4,900	Murphy USA Inc., (2)			312,228

6,912	PetSmart Inc.			544,389

6,300	Ross Stores, Inc.			576,324
	Total Specialty Retail			4,379,883

	Textiles Apparel & Luxury Goods – 1.0%

4,100	Hanesbrands Inc.			474,452

	Tobacco – 1.1%

8,273	Lorillard Inc.			522,357
	Total Long-Term Investments (cost $66,189,240)			71,849,526

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.8%

	Repurchase Agreements – 1.8%

$811	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/28/14, repurchase price $810,773, collateralized by $545,000 U.S. Treasury Bond, 7.625%, due 2/15/25, value $827,719	0.000%	12/1/2014	$810,773
	Total Short-Term Investments (cost $810,773)			810,773
	Total Investments (cost $67,000,013) – 157.4%			72,660,299

Shares	Description (1)			Value

	COMMON STOCKS SOLD SHORT – (83.2)% (3)

	Aerospace & Defense – (1.5)%

(3,650)	BE Aerospace Inc., (2)			$(284,226)

(9,300)	Hexcel Corporation, (2)			(402,597)
	Total Aerospace & Defense			(686,823)

6	Nuveen Investments

Shares	Description (1)	Value

	Banks – (3.0)%

(5,400)	BOK Financial Corporation	$(348,030)

(8,190)	Commerce Bancshares Inc.	(350,696)

(2,525)	M&T Bank Corporation	(318,200)

(3,700)	SVB Financial Group, (2)	(389,055)
	Total Banks	(1,405,981)

	Beverages – (0.6)%

(3,000)	Constellation Brands, Inc., Class A, (2)	(289,200)

	Building Products – (2.1)%

(4,850)	Armstrong World Industries Inc., (2)	(242,985)

(8,300)	Fortune Brands Home & Security	(372,836)

(3,900)	Lennox International Inc.	(365,313)
	Total Building Products	(981,134)

	Chemicals – (3.2)%

(7,650)	Cytec Industries, Inc.	(367,965)

(5,200)	E.I. Du Pont de Nemours and Company	(371,280)

(6,968)	FMC Corporation	(379,059)

(2,900)	Monsanto Company	(347,739)
	Total Chemicals	(1,466,043)

	Commercial Services & Supplies – (0.6)%

(5,300)	Waste Management, Inc.	(258,269)

	Communications Equipment – (0.8)%

(5,400)	Motorola Solutions Inc.	(354,888)

	Construction Materials – (1.6)%

(3,000)	Martin Marietta Materials	(360,120)

(5,600)	Vulcan Materials Company	(370,160)
	Total Construction Materials	(730,280)

	Containers & Packaging – (0.8)%

(9,700)	Sealed Air Corporation	(383,441)

	Distributors – (0.9)%

(13,677)	LKQ Corporation, (2)	(397,317)

	Diversified Financial Services – (0.9)%

(14,570)	Interactive Brokers Group, Inc.	(398,052)

	Electric Utilities – (1.5)%

(3,500)	NextEra Energy Inc.	(365,365)

(9,800)	OGE Energy Corp.	(349,762)
	Total Electric Utilities	(715,127)

	Electrical Equipment – (0.9)%

(13,300)	Babcock & Wilcox Company	(394,079)

Nuveen Investments	7

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components – (1.6)%

(25,968)	AVX Group	$(371,083)

(13,907)	Trimble Navigation Limited, (2)	(391,134)
	Total Electronic Equipment, Instruments & Components	(762,217)

	Energy Equipment & Services – (2.6)%

(5,272)	Oceaneering International Inc.	(330,607)

(15,400)	Rowan Companies Inc.	(335,258)

(23,000)	RPC Inc.	(305,670)

(15,500)	Seadrill Limited	(227,230)
	Total Energy Equipment & Services	(1,198,765)

	Food & Staples Retailing – (0.5)%

(8,000)	Sprouts Farmers Market Inc., (2)	(254,320)

	Food Products – (2.7)%

(3,657)	Hain Celestial Group Inc., (2)	(414,046)

(4,225)	Hershey Foods Corporation	(423,683)

(7,525)	Hormel Foods Corporation	(399,427)
	Total Food Products	(1,237,156)

	Health Care Equipment & Supplies – (0.8)%

(4,500)	Sirona Dental Systems, Inc., (2)	(388,755)

	Health Care Providers & Services – (1.3)%

(10,600)	Brookdale Senior Living Inc., (2)	(375,452)

(6,400)	Envision Healthcare Holdings Inc., (2)	(226,304)
	Total Health Care Providers & Services	(601,756)

	Health Care Technology – (2.4)%

(18,700)	Allscripts Healthcare Solutions Inc., (2)	(224,774)

(2,100)	AthenaHealth Inc., (2)	(246,330)

(5,800)	Cerner Corporation, (2)	(373,520)

(8,600)	Veeva Systems Inc., Class A, (2)	(282,510)
	Total Health Care Technology	(1,127,134)

	Hotels, Restaurants & Leisure – (2.5)%

(3,900)	McDonald’s Corporation	(377,559)

(8,900)	Norwegian Cruise Line Holdings Limited, (2)	(390,621)

(4,800)	Starbucks Corporation	(389,808)
	Total Hotels, Restaurants & Leisure	(1,157,988)

	Household Durables – (3.4)%

(15,800)	D.R. Horton, Inc.	(402,742)

(18,010)	Pulte Corporation	(389,556)

(19,000)	Taylor Morrison, (2)	(367,460)

(11,300)	Toll Brothers Inc., (2)	(395,387)
	Total Household Durables	(1,555,145)

8	Nuveen Investments

Shares	Description (1)	Value

	Household Products – (1.6)%

(6,000)	Colgate-Palmolive Company	$(417,540)

(3,650)	Procter & Gamble Company	(330,069)
	Total Household Products	(747,609)

	Insurance – (2.3)%

(7,535)	Arthur J. Gallagher & Co.	(361,303)

(10,900)	FNF Group	(353,160)

(500)	Markel Corporation, (2)	(348,390)
	Total Insurance	(1,062,853)

	Internet & Catalog Retail – (0.9)%

(1,179)	Amazon.com, Inc., (2)	(399,257)

	Internet Software & Services – (3.5)%

(2,404)	CoStar Group, Inc., (2)	(409,305)

(625)	Google Inc., Class A, (2)	(343,175)

(15,868)	Pandora Media, Inc., (2)	(311,965)

(8,000)	Twitter Inc., (2)	(333,920)

(1,700)	Zilow Inc, (2)	(201,212)
	Total Internet Software & Services	(1,599,577)

	Leisure Equipment & Products – (0.8)%

(11,300)	Mattel, Inc.	(356,515)

	Life Sciences Tools & Services – (0.8)%

(4,000)	Bio-Techne Corporation	(366,440)

	Machinery – (2.4)%

(5,750)	Ingersoll Rand Company Limited, Class A	(362,595)

(8,100)	ITT Industries, Inc.	(335,340)

(6,208)	Toro Company	(407,741)
	Total Machinery	(1,105,676)

	Media – (1.6)%

(14,500)	Dreamworks Animation SKG Inc., (2)	(345,680)

(9,400)	Thomson Corporation	(372,240)
	Total Media	(717,920)

	Metals & Mining – (3.1)%

(12,038)	Allegheny Technologies, Inc.	(405,560)

(7,200)	Carpenter Technology Inc.	(363,024)

(11,829)	Southern Copper Corporation	(354,279)

(20,800)	Tahoe Resources Inc.	(332,176)
	Total Metals & Mining	(1,455,039)

	Multi-Utilities – (2.0)%

(5,800)	Alliant Energy Corporation	(364,646)

Nuveen Investments	9

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Multi-Utilities (continued)

(8,050)	MDU Resources Group Inc.	$(197,386)

(8,200)	NiSource Inc.	(343,088)
	Total Multi-Utilities	(905,120)

	Oil, Gas & Consumable Fuels – (8.1)%

(7,000)	Antero Resources Corporation, (2)	(328,440)

(11,550)	Cabot Oil & Gas Corporation	(381,612)

(1,700)	Cheniere Energy Inc., (2)	(112,183)

(8,593)	CONSOL Energy Inc.	(336,244)

(5,925)	Energen Corporation	(353,841)

(4,100)	EQT Corporation	(373,018)

(7,720)	Golar LNG, Limited	(320,534)

(7,624)	Gulfport Energy Corporation, (2)	(363,894)

(6,750)	ONEOK, Inc.	(365,580)

(5,171)	Range Resources Corporation	(339,476)

(5,983)	Teekay Shipping Corporation	(297,475)

(3,695)	Williams Companies, Inc.	(191,216)
	Total Oil, Gas & Consumable Fuels	(3,763,513)

	Personal Products – (0.6)%

(6,900)	Nu Skin Enterprises, Inc., Class A	(288,420)

	Pharmaceuticals – (2.5)%

(5,234)	Endo International PLC, (2)	(382,972)

(6,400)	Hospira Inc.	(381,696)

(2,350)	Perrigo Company	(376,447)
	Total Pharmaceuticals	(1,141,115)

	Professional Services – (0.8)%

(3,200)	Towers Watson & Company, Class A	(361,472)

	Road & Rail – (2.3)%

(4,903)	J.B. Hunt Transports Services Inc.	(404,645)

(2,603)	Kansas City Southern Industries	(309,601)

(4,460)	Old Dominion Frght Line, (2)	(361,438)
	Total Road & Rail	(1,075,684)

	Semiconductors & Semiconductor Equipment – (4.0)%

(7,416)	Analog Devices, Inc.	(405,210)

(3,800)	Avago Technologies Limited	(354,920)

(10,838)	Cree, Inc., (2)	(393,853)

(8,489)	Linear Technology Corporation	(390,749)

(11,300)	SunPower Corporation, (2)	(318,208)
	Total Semiconductors & Semiconductor Equipment	(1,862,940)

10	Nuveen Investments

Shares	Description (1)	Value

	Software – (1.1)%

(3,750)	ServiceNow Inc., (2)	$(239,850)

(3,200)	Workday Inc., Class A, (2)	(278,560)
	Total Software	(518,410)

	Specialty Retail – (4.6)%

(2,000)	Advance Auto Parts, Inc.	(294,160)

(7,500)	Cabela’s Incorporated, (2)	(406,800)

(6,450)	CarMax, Inc., (2)	(367,521)

(8,000)	GNC Holdings Inc.	(353,760)

(3,678)	Tiffany & Co.	(396,930)

(3,900)	Williams-Sonoma Inc.	(290,784)
	Total Specialty Retail	(2,109,955)

	Textiles, Apparel & Luxury Goods – (1.5)%

(7,400)	Coach, Inc.	(274,688)

(2,186)	Ralph Lauren Corporation	(404,191)
	Total Textiles, Apparel & Luxury Goods	(678,879)

	Trading Companies & Distributors – (1.7)%

(9,000)	Fastenal Company	(406,800)

(6,300)	GATX Corporation	(390,222)
	Total Trading Companies & Distributors	(797,022)

	Water Utilities – (0.8)%

(13,700)	Aqua America Inc.	(364,146)
	Total Common Stocks Sold Short (proceeds $37,843,009)	(38,421,432)
	Other Assets Less Liabilities – 25.8%	11,913,933
	Net Assets – 100%	$46,152,800

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	11

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$71,849,526	$—	$—	$71,849,526
Short-Term Investments:
Repurchase Agreements	—	810,773	—	810,773
Common Stocks Sold Short	(38,421,432)			(38,421,432)
Total	$33,428,094	$810,773	$—	$34,238,867

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments (excluding common stocks sold short) was $67,186,592.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$6,844,524
Depreciation	(1,370,817)
Net unrealized appreciation (depreciation) of investments	$5,473,707

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, cash and long-term investments with a value of $45,792,078 have been pledged as collateral for Common Stocks Sold Short.

12	Nuveen Investments

Nuveen Growth Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.6%

	COMMON STOCKS – 98.6%

	Aerospace & Defense – 3.5%

3,027	Precision Castparts Corporation	$720,123

10,334	United Technologies Corporation	1,137,567
	Total Aerospace & Defense	1,857,690

	Banks – 1.9%

18,310	Wells Fargo & Company	997,529

	Beverages – 7.2%

16,117	Coca-Cola Company	722,525

17,905	Dr. Pepper Snapple Group	1,324,970

17,104	PepsiCo, Inc.	1,712,110
	Total Beverages	3,759,605

	Biotechnology – 7.8%

12,626	Amgen Inc.	2,087,204

9,498	Celgene Corporation, (2)	1,079,828

9,337	Gilead Sciences, Inc., (2)	936,688
	Total Biotechnology	4,103,720

	Capital Markets – 0.8%

10,091	LPL Investments Holdings Inc.	430,583

	Chemicals – 1.7%

15,408	Albemarle Corporation	909,688

	Communication Equipment – 0.8%

5,996	QUALCOMM, Inc.	437,108

	Computers & Peripherals – 7.6%

23,929	Apple, Inc.	2,845,876

36,662	EMC Corporation	1,112,692
	Total Computers & Peripherals	3,958,568

	Containers & Packaging – 2.1%

16,255	Ball Corporation	1,090,223

	Diversified Financial Services – 1.1%

9,837	CBOE Holdings Inc.	589,335

	Diversified Telecommunication Services – 1.9%

19,215	Verizon Communications Inc.	972,087

	Energy Equipment & Services – 0.8%

4,951	Schlumberger Limited	425,538

Nuveen Investments	13

Nuveen Growth Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 4.9%

8,747	Costco Wholesale Corporation	$1,243,124

14,301	CVS Caremark Corporation	1,306,539
	Total Food & Staples Retailing	2,549,663

	Food Products – 1.1%

10,548	Archer-Daniels-Midland Company	555,669

	Health Care Equipment & Supplies – 3.5%

3,951	C. R. Bard, Inc.	661,200

12,338	ResMed Inc.	656,382

5,631	Stryker Corporation	523,176
	Total Health Care Equipment & Supplies	1,840,758

	Health Care Providers & Services – 4.9%

6,280	Aetna Inc.	547,867

11,336	Express Scripts, Holding Company, (2)	942,588

5,013	McKesson HBOC Inc.	1,056,540
	Total Health Care Providers & Services	2,546,995

	Industrial Conglomerates – 3.3%

12,338	Danaher Corporation	1,030,963

4,488	Roper Industries Inc.	708,296
	Total Industrial Conglomerates	1,739,259

	Insurance – 1.0%

6,179	Reinsurance Group of America Inc.	529,664

	Internet Software & Services – 1.8%

856	Google Inc., Class A, (2)	470,012

863	Google Inc., Class C, (2)	467,599
	Total Internet Software & Services	937,611

	IT Services – 8.3%

13,758	Accenture Limited	1,187,728

13,320	Gartner Inc., (2)	1,138,594

3,598	International Business Machines Corporation (IBM)	583,488

5,532	Visa Inc.	1,428,307
	Total IT Services	4,338,117

	Leisure Equipment & Products – 2.2%

7,244	Polaris Industries Inc.	1,135,207

	Media – 5.0%

14,038	DirecTV, (2)	1,231,273

10,230	Discovery Communications Inc., Class A, (2)	357,027

11,211	Walt Disney Company	1,037,130
	Total Media	2,625,430

14	Nuveen Investments

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels – 1.5%

10,616	Phillips 66			$775,180

	Pharmaceuticals – 2.3%

5,595	Allergan, Inc.			1,196,715

	Software – 10.8%

13,606	Intuit, Inc.			1,277,195

53,989	Microsoft Corporation			2,581,214

42,592	Oracle Corporation			1,806,327
	Total Software			5,664,736

	Specialty Retail – 7.1%

21,834	Gap, Inc.			864,626

22,189	Home Depot, Inc.			2,205,587

8,288	PetSmart Inc.			652,763
	Total Specialty Retail			3,722,976

	Textiles, Apparel & Luxury Goods – 1.7%

8,852	Nike, Inc., Class B			878,915

	Tobacco – 2.0%

12,025	Philip Morris International			1,045,333
	Total Long-Term Investments (cost $37,476,326)			51,613,902

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.2%

	Repurchase Agreements – 1.2%

$654	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/28/14, repurchase price $654,147, collateralized by $655,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $669,022	0.000%	12/1/2014	$654,147
	Total Short-Term Investments (cost $654,147)			654,147
	Total Investments (cost $38,130,473)			52,268,049
	Other Assets Less Liabilities – 0.2%			96,769
	Net Assets – 100%			$52,364,818

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	15

Nuveen Growth Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$51,613,902	$—	$—	$51,613,902
Short-Term Investments:
Repurchase Agreements:	—	654,147	—	654,147
Total	$51,613,902	$654,147	$—	$52,268,049

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $38,238,057.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$14,519,842
Depreciation	(489,850)
Net unrealized appreciation (depreciation) of investments	$14,029,992

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

16	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2015